Share-Based Compensation (Tables)	3 Months Ended
Mar. 31, 2019
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of share - based compensation
Three months ended March 31,
	2019	2018
Expected life (years)	N/A	N/A
Dividend yield	N/A	N/A
Expected volatility	N/A	N/A
Risk free interest rates	N/A	N/A
Weighted average fair value of options at grant date	N/A	N/A